EQUITY (Details 3)	6 Months Ended
Feb. 28, 2019 $ / shares shares
Equity [Abstract]
Number of Options exercisable | shares	400,000
Weighted Average Remaining Contractual life (in years)	9 years 5 months 19 days
Weighted Average Exercise Price | $ / shares	$ 1.35
Number of Shares Warrants Exercisable | shares	108,560
Warrants Exercisable Weighted Average Exercise Price | $ / shares	$ 1.35